Consolidated Statement of Profit (Loss) and Other Comprehensive Income (Loss) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	₽ 299,113	₽ 276,009	₽ 253,141
Cost of sales	(160,356)	(146,322)	(151,334)
Gross profit	138,757	129,687	101,807
Selling and distribution expenses	(55,686)	(56,233)	(51,117)
Loss on write-off of non-current assets	(321)	(1,953)	(691)
Impairment of goodwill and other non-current assets	(6,081)	(5,202)	(1,460)
Provision for doubtful accounts	(332)	(758)	(1,507)
Taxes other than income taxes	(4,967)	(5,913)	(5,853)
Administrative and other operating expenses	(15,590)	(18,791)	(17,300)
Other operating income	1,387	1,853	373
Total selling, distribution and operating income and (expenses), net	(81,590)	(86,997)	(77,555)
Operating profit	57,167	42,690	24,252
Finance income	633	1,176	183
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments of RUB 1,161 million, RUB 6,013 million and RUB 19,167 million for the periods ended December 31, 2017, 2016 and 2015, respectively	(47,610)	(54,240)	(60,452)
Foreign exchange gain (loss), net	4,237	25,947	(71,106)
Share of profit (loss) of associates, net	18	(17)
Other income	1,495	598	342
Other expenses	(220)	(2,003)	(347)
Total other income and (expense), net	(41,447)	(28,539)	(131,380)
Profit (loss) before tax from continuing operations	15,720	14,151	(107,128)
Income tax expense	(3,150)	(4,893)	(8,322)
Profit (loss) for the year from continuing operations	12,570	9,258	(115,450)
Discontinued operations
(Loss) profit after tax for the year from discontinued operations, net	0	(426)	822
Profit (loss) for the year	12,570	8,832	(114,628)
Attributable to:
Equity shareholders of Mechel PAO	11,557	7,126	(115,163)
Non-controlling interests	1,013	1,706	535
Profit (loss) for the year	12,570	8,832	(114,628)
Other comprehensive income
Other comprehensive income to be reclassified to profit or loss in subsequent periods, net of income tax:	313	430	295
Exchange differences on translation of foreign operations	313	431	287
Net (loss) gain on available for sale financial assets	0	(1)	8
Other comprehensive income ( loss) not to be reclassified to profit or loss in subsequent periods, net of income tax:	145	(23)	(194)
Re-measurement of defined benefit plans	145	(23)	(194)
Other comprehensive income for the year, net of tax	458	407	101
Total comprehensive income (loss) for the year, net of tax	13,028	9,239	(114,527)
Attributable to:
Equity shareholders of Mechel PAO	12,012	7,529	(115,064)
Non-controlling interests	1,016	1,710	537
Total comprehensive income (loss) for the year, net of tax	₽ 13,028	₽ 9,239	₽ (114,527)
Earnings (loss) per share
Weighted average number of common shares	416,270,745	416,270,745	416,270,745
Basic and diluted, profit (loss) for the year attributable to common equity shareholders of Mechel PAO	₽ 27.76	₽ 17.12	₽ (276.65)
Earnings (loss) per share from continuing operations (Russian rubles per share), basic and diluted	27.76	17.99	(278.44)
(Loss) earnings per share from discontinued operations (Russian rubles per share)	₽ 0.00	₽ (0.87)	₽ 1.79